PENSION AND OTHER POSTRETIREMENT BENEFITS - Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
U.S.
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation in excess of plan assets	$ 1,470,000	$ 1,920,000
Fair value of plan assets in excess of plan assets	1,200,000	1,420,000
Accumulated benefit obligations	1,020,000	1,440,000
Fair value of plan assets	792,000	994,000
U.S.
Funded status of the plans
Other accrued liabilities	(65,100)	(33,400)
Long-term retirement benefits and other liabilities	(67,800)	(308,500)
Plan assets less than benefit obligations	$ (132,900)	$ (341,900)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	3.72%	3.71%
Int'l
Funded status of the plans
Other assets	$ 12,600
Other accrued liabilities	(2,000)	$ (2,400)
Long-term retirement benefits and other liabilities	(134,600)	(150,600)
Plan assets less than benefit obligations	$ (124,000)	$ (153,000)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	2.39%	2.25%
Compensation rate increase	2.23%	2.26%
U.S. Postretirement Health Benefits
Funded status of the plans
Other accrued liabilities	$ (400)	$ (500)
Long-term retirement benefits and other liabilities	(3,400)	(3,600)
Plan assets less than benefit obligations	$ (3,800)	$ (4,100)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	4.21%	3.55%
ADPP
Funded status of the plans
Net pension benefit obligation remaining underfunded amount	$ 57,000